Expense Example	Oct. 31, 2024 USD ($)
(AllianzIM U.S. Large Cap Buffer10 Sep ETF) | AllianzIM U.S. Large Cap Buffer10 Sep ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
(AllianzIM U.S. Large Cap Buffer20 Sep ETF) | AllianzIM U.S. Large Cap Buffer20 Sep ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
(AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF) | AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
(AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF) | AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	$ 237